Operating Segments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Operating Segments

Note 13 - Operating Segments

The Company has four operating segments: Affiliate Marketing Services – United States, Affiliate Marketing Services – International, Sports Gaming Client Services and SportsHub Games Network. Each operating segment is also a reportable segment. The Enterprise Telecom Expense Management (“Enterprise TEM”) business unit is reflected in discontinued operations (see Note 16). The Enterprise TEM and Affiliate Marketing Services – International segments are a result of the MTS Merger and FourCubed acquisition, respectively, in 2021. The Enterprise TEM segment will not be presented going forward due to its sale on December 31, 2022.

The Affiliate Marketing Services – United States segment operates a performance marketing platform which owns and operates state-specific web domains designed to attract, acquire and drive local sports betting and casino traffic directly to the Company’s sportsbook and casino partners which are licensed to operate in each respective state. The Company earns a commission from sportsbooks and casino operators on new depositors directed to them via our proprietary D2P websites in America. In addition, this segment provides sports betting data (e.g., betting lines) to sports media publishers in exchange for a fixed fee.

The Affiliate Marketing Services – International segment is an iGaming and affiliate marketing network, focused on delivering quality traffic and player acquisitions, retention and conversions to global iGaming operator partners worldwide in exchange for a commission (cost per acquisition or portion of net gaming revenues) paid to the Company by the partners for the new players referred to them.

The Sports Gaming Client Services segment provides its clients with development, hosting, operations, maintenance, and service of free-to-play games and contests. These relationships can be either software-as-service (“SaaS”) arrangements that are hosted by SharpLink and accessed through its clients’ websites or other electronic media; or software licenses that allow the client to take the software on premise.

The SportsHub Games Network segment owns and operates a variety of real-money fantasy sports and sports simulation games and mobile apps on its platform; and is licensed or authorized to operate in every state in the United States where fantasy sports play is legal and in which SportsHub has elected to operate based on the financial viability of operating there.

The Enterprise TEM segment is a global provider of solutions for telecommunications expense management, enterprise mobility management, call usage and accounting software. The segment’s TEM solutions allow enterprises and organizations to make smarter choices with their telecommunications spending at each stage of the service lifecycle, including allocation of cost, proactive budget control, fraud detection, processing of payments and spending forecasting. The Enterprise TEM segment is reflected as discontinued operations in 2023 and 2022 and was sold in December 31, 2022. See Note 16.

Any intercompany revenues or expenses are eliminated in consolidation.

A measure of segment assets and liabilities has not been currently provided to the Company’s chief operating decision maker and is therefore not presented below.

Summarized financial information for the Company’s reportable segments for the three and six months ended June 30, 2023 and 2022 are shown below:

For the three months ended June 30, 2023:

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$305,571	$1,124,887	$698,529	$1,128,370	$-	$3,257,357
Cost of revenues	192,275	791,869	929,732	378,169	-	2,292,045
Loss from operations	(2,072,433)	(108,458)	(301,345)	(300,961)	-	(2,783,197)
Loss from discontinued operations	-	-	-	-	(149,000)	(149,000)
Net income (loss)	$(2,715,488)	$(135,848)	$(301,345)	$(139,477)	$(149,000)	$(3,441,158)

For the three months ended June 30, 2022:

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$108,509	$840,212	$802,534	$-	$-	$1,751,255
Cost of revenues	23,374	514,153	1,123,714	-	-	1,661,241
Income (loss) from operations	(3,149,607)	(104,459)	(385,666)	-	-	(3,639,732)
Loss from discontinued operations	-	-	-	-	(1,147,654)	(1,147,654)
Net income (loss)	$(3,139,119)	$(138,493)	$(385,666)	$-	$(1,147,645)	$(4,810,932)

For the six months ended June 30, 2023:

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$585,347	$2,133,164	$1,763,544	$2,165,693	$-	$6,647,748
Cost of revenues	407,731	1,459,775	1,696,610	774,679	-	4,338,795
Loss from operations	(4,093,441)	(197,858)	(91,834)	(727,840)	-	(5,110,973)
Loss from discontinued operations	-	-	-	-	(294,000)	(294,000)
Net income (loss)	$(5,209,944)	$(253,728)	$(91,834)	$(415,398)	$(294,000)	$(6,264,904)

For the six months ended June 30, 2022:

	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$170,031	$1,763,962	$1,713,597	$-	$-	$3,647,590
Cost of revenues	45,287	1,043,565	1,841,291	-	-	2,930,143
Income (loss) from operations	(5,372,255)	(4,907,160)	(288,776)	-	-	(10,568,191)
Loss from discontinued operations	-	-	-	-	(1,255,654)	(1,255,654)
Net income (loss)	$(5,349,453)	$(4,961,578)	$(288,776)	$-	$(1,255,654)	$(11,855,461)

Summarized revenues by country in which the Company operated for the three and six months ended June 30, 2023 and 2022 are shown below:

Three Months Ended June 30, 2023	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$305,571	$-	$698,529	$1,128,370	$-	$2,132,470
Rest of World	-	1,124,887	-	-	-	1,124,887
Revenues	$305,571	$1,124,887	$698,529	$1,128,370	$-	$3,257,357

Three Months Ended June 30, 2022

United States	$108,509	$-	$802,534	$-	$-	$911,043
Rest of World	-	840,212	-	-	-	840,212
Revenues	$108,509	$840,212	$802,534	$-	$-	$1,751,255

Six Months Ended June 30, 2023	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$585,347	$-	$1,763,544	$2,165,693	$-	$4,514,584
Rest of World	-	2,133,164	-	-	-	2,133,164
Revenues	$585,347	$2,133,164	$1,763,544	$2,165,693	$-	$6,647,748

Six Months Ended June 30, 2022

United States	$170,031	$-	$1,713,597	$-	$-	$1,883,628
Rest of World	-	1,763,962	-	-	-	1,763,962
Revenues	$170,031	$1,763,962	$1,713,597	$-	$-	$3,647,590

The Company does not have material tangible long-lived assets in foreign jurisdictions.

The Company’s Sports Gaming Client Services and Affiliate Marketing Services – International segments derive a significant portion of their revenues from several large customers. The table below presents the percentage of consolidated revenues derived from large customers:

	June 30, 2023	June 30, 2022

Customer A	15%	2%
Customer B	13%	41%
Customer C	10%	21%

Note 14 – Segment Information

The Company has four operating segments: Affiliate Marketing Services – United States, Affiliate Marketing Services – International, Sports Gaming Client Services and SportsHub Games Network. Each operating segment is also a reportable segment. The Enterprise Telecom Expense Management (“Enterprise TEM”) business unit is reflected in discontinued operations (see Note 16). The Enterprise TEM and Affiliate Marketing Services – International segments are a result of the MTS Merger and FourCubed Acquisition, respectively, in 2021. The Enterprise TEM segment will not be presented going forward due to its sale on December 31, 2022.

The Affiliate Marketing Services – United States segment operates a performance marketing platform which owns and operates state-specific web domains designed to attract, acquire and drive local sports betting and casino traffic directly to the Company’s sportsbook and casino partners which are licensed to operate in each respective state. The Company earns a commission from sportsbooks and casino operators on new depositors directed to them via our proprietary D2P websites in America. In addition, this segment provides sports betting data (e.g., betting lines) to sports media publishers in exchange for a fixed fee.

The Affiliate Marketing Services – International segment is an iGaming and affiliate marketing network, focused on delivering quality traffic and player acquisitions, retention and conversions to global iGaming operator partners worldwide in exchange for a commission (cost per acquisition or portion of net gaming revenues) paid to the Company by the partners for the new players referred to them.

The Sports Gaming Client Services segment provides its clients with development, hosting, operations, maintenance, and service of free-to-play games and contests. These relationships can be either software-as-service (“SaaS”) arrangements that are hosted by SharpLink and accessed through its clients’ websites or other electronic media; or software licenses that allow the client to take the software on premise.

The SportsHub Games Network segment owns and operates a variety of real-money fantasy sports and sports simulation games and mobile apps on its platform; and is licensed or authorized to operate in every state in the United States where fantasy sports play is legal and in which SportsHub has elected to operate based on the financial viability of operating there.

The Enterprise TEM segment is a global provider of solutions for telecommunications expense management, enterprise mobility management, call usage and accounting software. The segment’s TEM solutions allow enterprises and organizations to make smarter choices with their telecommunications spending at each stage of the service lifecycle, including allocation of cost, proactive budget control, fraud detection, processing of payments and spending forecasting. The Enterprise TEM segment is reflected as discontinued operations in 2022 and 2021 and was sold in December 2022. (See Note 16.)

Any intercompany revenues or expenses are eliminated in consolidation. All of the Company’s operating revenues and expenses, other than those excluded from Adjusted EBITDA as detailed below, are allocated to the Company’s reportable segments. The Company defines and calculates Adjusted EBITDA as net loss before the impact of interest income or expense, income tax provision, and depreciation and amortization, and further adjusted for stock compensation expense, transaction expenses, commitment fee expense and impairment expense, as described in the reconciliation below.

A measure of segment assets and liabilities has not been currently provided to the Company’s chief operating decision maker and is therefore not presented below.

Summarized financial information for the Company’s reportable segments as of and for the years ended December 31, 2022 and 2021 is shown below:

2022
	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$415,450	$3,427,698	$2,493,685	$951,196	$-	$7,288,029
Cost of revenues	141,736	2,127,555	3,119,178	765,965	-	6,154,434
Income (loss) from operations	(9,471,593)	(5,026,352)	(1,027,484)	48,912	-	(15,476,517)
Income from discontinued operations	-	-	-	-	70,024	70,024
Net income (loss)	$(9,183,309)	$(5,135,517)	$(1,027,484)	$42,908	$70,024	$(15,303,402)

2021
	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

Revenue	$211,528	$-	$2,424,229	$-	$-	$2,635,757
Cost of revenues	64,070	-	2,871,049	-	-	2,935,119
Income (loss) from operations	(32,773,402)	-	(696,428)	-	-	(33,469,830)
Loss from discontinued operations	-	-	-	-	(22,174,305)	(22,174,305)
Net income (loss)	$(32,774,152)	$-	$(696,427)	$-	$(22,174,305)	$(55,644,135)

Summarized revenues by country in which the Company operated for the years ended December 31, 2022 and 2021 is shown below:

December 31, 2022	Affiliate Marketing Services - United States	Affiliate Marketing Services - International	Sports Gaming Client Services	SportsHub Gaming Network	Enterprise TEM	Total

United States	$415,450	$-	$2,493,685	$951,196	$-	$3,860,331
Rest of World	-	3,427,698	-	-	-	3,427,698
Revenues	$415,450	$3,427,698	$2,493,685	$951,196	$-	$7,288,029

December 31, 2021

United States	$211,528	$-	$2,424,229	$-	$-	$2,635,757
Rest of World	-	-	-	-	-	-
Revenues	$211,528	$-	$2,424,229	$-	$-	$2,635,757

The Company does not have material tangible long-lived assets in foreign jurisdictions.

The Company’s Affiliate Marketing Services International and Sports Gaming Client Services segment derives a significant portion of its revenues from several large customers. The table below presents the percentage of consolidated revenues derived from the two segments:

Schedule of consolidated revenues

	2022		2021

Customer A	35%		15%
Customer B	10%		10%
Customer C	*	%	10%
Customer D	*	%	14%

*	Revenue from customer was less than 10% for the years ended December 31, 2022 and 2021.